Net fees and commissions income - Details of fees and commissions expense incurred (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Fee and commission expense [abstract]
Fees and commissions paid	₩ 339,340		₩ 325,536	₩ 261,734
Credit card commission	488,742		446,885	425,796
Securities business commission	1,287		1,414	1,605
Others	15,964		15,695	11,795
Total	₩ 845,333	$ 654,789	₩ 789,530	₩ 700,930